SUBSEQUENT EVENTS (Details) - PA Nomad Central $ in Millions	Feb. 01, 2023 COP ($)
SUBSEQUENT EVENTS
Percentage of interest acquired	98.00%
Stipulated acquisition value	$ 47,000